Payroll and related benefits	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Payroll and related benefits
9.  Payroll and related benefits

Million US dollar	2023	2022	2021

Wages and salaries	(5 164)	(4 900)	(5 092)
Social security contributions	(804)	(749)	(670)
Other personnel cost	(689)	(687)	(706)
Share-based payment expense	(570)	(448)	(510)
Pension expense for defined benefit plans	(150)	(154)	(176)
Pension expense for defined contribution plans	(166)	(164)	(147)
Payroll and related benefits	(7 544)	(7 101)	(7 302)
The number of full-time equivalents can be split as follows:

	2023	2022¹	2021¹

AB InBev NV/SA (parent company)	236	241	214
Other subsidiaries	154 304	164 952	167 752
Total number of FTE	154 540	165 193	167 966

1
Amended to conform to the 2023 presentation.